Investment Strategy - Potomac Tactically Passive Fund	Feb. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and/or fixed income securities. The underlying funds may invest in small and medium capitalization companies. The Fund expects to rebalance its investments in underlying funds on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The Advisor applies a tactical risk management overlay to a basket of passive broad based index ETFs.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor seeks to limit the Fund’s exposure to equity ETFs and increase the Fund’s exposure to fixed income ETFs, and/or cash and cash equivalents in an overall effort to reduce downside exposure. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.